INTANGIBLE ASSETS AND GOODWILL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 54	€ 58
Additions	3	3
Amortization expense	(8)	(10)
Transfer	0	0
Effect of changes in foreign exchange rates	(2)	3
Intangible assets (excluding goodwill), ending balance	47	54
Changes in goodwill [abstract]
Goodwill, beginning balance	478	451
Effect of changes in foreign exchange rates	(16)	27
Goodwill, ending balance	462	478
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	236
Intangible assets (excluding goodwill), ending balance	225	236
Changes in goodwill [abstract]
Goodwill, beginning balance	478
Goodwill, ending balance	462	478
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(182)
Intangible assets (excluding goodwill), ending balance	(178)	(182)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18	18
Additions	0	0
Amortization expense	(1)	(2)
Transfer	0	0
Effect of changes in foreign exchange rates	(1)	2
Intangible assets (excluding goodwill), ending balance	16	18
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	92
Intangible assets (excluding goodwill), ending balance	88	92
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(74)
Intangible assets (excluding goodwill), ending balance	(72)	(74)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	16	21
Additions	1	0
Amortization expense	(6)	(7)
Transfer	2	2
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	13	16
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	94
Intangible assets (excluding goodwill), ending balance	88	94
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(78)
Intangible assets (excluding goodwill), ending balance	(75)	(78)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13	13
Additions	0	0
Amortization expense	(1)	(1)
Transfer	0	0
Effect of changes in foreign exchange rates	0	1
Intangible assets (excluding goodwill), ending balance	12	13
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	42
Intangible assets (excluding goodwill), ending balance	41	42
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(29)
Intangible assets (excluding goodwill), ending balance	(29)	(29)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3	2
Additions	2	3
Amortization expense	0	0
Transfer	(2)	(2)
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	3	3
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4
Intangible assets (excluding goodwill), ending balance	4	4
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(1)
Intangible assets (excluding goodwill), ending balance	(1)	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4	4
Additions	0	0
Amortization expense	0	0
Transfer	0	0
Effect of changes in foreign exchange rates	(1)	0
Intangible assets (excluding goodwill), ending balance	3	4
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	4
Intangible assets (excluding goodwill), ending balance	4	4
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	0
Intangible assets (excluding goodwill), ending balance	€ (1)	€ 0